Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue					$ 45,311,000	$ 33,729,000
Cost of revenue, exclusive of amortization shown below					16,069,000	15,560,000
Amortization expense					4,525,000	6,168,000
Total cost of revenue					20,594,000	21,728,000
Gross profit					24,717,000	12,001,000
Sales and marketing					37,150,000	25,175,000
Research and development					10,727,000	9,782,000
General and administrative					18,209,000	15,824,000
Transaction costs					3,099,000
Depreciation and amortization					5,408,000	5,211,000
Total operating expenses	$ 66,029,000	$ 15,804,000			74,593,000	55,992,000
Loss from continuing operations					(49,876,000)	(43,991,000)
Change in fair value of embedded derivative liability					(78,497,000)
Interest expense, net	4,525,000	4,491,000			(3,190,000)	(4,088,000)
Other expenses, net					(515,000)	(1,640,000)
Loss from continuing operations before income taxes					(132,078,000)	(49,719,000)
Income tax expense of continuing operations					(2,434,000)	(1,842,000)
Net loss from continuing operations					(134,512,000)	(51,561,000)
Net income from discontinued operations, net of tax					60,037,000	1,136,000
Net loss	$ (66,029,000)	$ (15,804,000)			$ (74,475,000)	$ (50,425,000)
Net loss per share – basic and diluted (in Dollars per share)	$ 0	$ 0
Weighted average shares outstanding – basic and diluted (in Shares)	14,643,740	13,757,550
Income (loss) per share:
Net loss from continuing operations per share of common stock – basic (in Dollars per share)					$ (3.37)	$ (3.75)
Net loss from continuing operations per share of common stock – diluted (in Dollars per share)					(1.1)	(3.75)
Net income from discontinued operations per share of common stock – basic (in Dollars per share)					1.5	0.08
Net income from discontinued operations per share of common stock – diluted (in Dollars per share)					$ 1.18	$ 0.08
Weighted-average shares used in computation:
Basic (in Shares)					39,951,865	13,757,550
Diluted (in Shares)					50,934,670	13,757,550
Selling, general and administrative	$ 61,504,000	$ 11,313,000
NEWTOWN LANE MARKETING, INCORPORATED
Total operating expenses			$ 84,173	$ 30,663	$ 155,680	$ 62,411
Interest expense, net			9,100	8,817	17,966	16,071
Net loss			$ (84,173)	$ (30,663)	$ (155,680)	$ (62,411)
Net loss per share – basic and diluted (in Dollars per share)			$ (0.01)	$ 0	$ (0.01)	$ (0.01)
Weighted average shares outstanding – basic and diluted (in Shares)			14,643,740	13,757,550	13,874,040	13,757,550
Weighted-average shares used in computation:
Selling, general and administrative			$ 75,073	$ 21,846	$ 137,714	$ 46,340